Condensed Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 1,168,787	$ 312,610	$ 4,188,215
Restricted cash, current portion	100,000	100,000	100,000
Accounts receivable, net of allowance for doubtful accounts	277,972	285,815	480,658
Inventory, net of inventory provision	468,440	444,377	686,264
Prepaid expenses and other current assets	186,169	128,619	95,237
Total current assets	2,201,368	1,271,421	5,550,374
Fixed assets, net	167,415	182,111	190,294
Restricted cash, net current portion	100,000	200,000	300,000
Other assets	71,370	78,264	50,138
Total Assets	2,540,153	1,731,796	6,090,806
Liabilities and Stockholders' Deficit
Accounts payable	629,499	465,269	421,670
Convertible promissory notes payable	51,310	600,000
Accrued expenses	951,399	1,009,694	1,025,975
Current portion of capital lease obligation	7,190	6,689	5,009
Total current liabilities	1,639,398	2,081,652	1,452,654
Embedded derivative liability on a convertible note	85,260
Derivative warrant liability	2,939,999
Capital lease obligation, net of current portion	20,018	22,014	28,703
Total liabilities	4,684,675	2,103,666	1,481,357
Commitments and contingencies (Note 11)
Convertible Preferred Stock	12,747,990	12,747,990	12,870,613
Total Preferred Stock	12,747,990	12,747,990	12,870,613
Stockholders' deficit:
Common Stock	100,113	100,113	97,494
Additional paid-in capital	93,415,274	93,338,578	92,801,870
Accumulated deficit	(108,407,899)	(106,558,551)	(101,160,528)
Total stockholders' deficit	(14,968,933)	(13,119,860)	(8,261,164)
Total Liabilities and Stockholders' Deficit	$ 2,540,153	$ 1,731,796	$ 6,090,806